Description Of Business (Northrop Grumman Shipbuilding [Member])	12 Months Ended
Dec. 31, 2010
Northrop Grumman Shipbuilding [Member]
Description Of Business
1.	DESCRIPTION OF BUSINESS

Northrop Grumman Shipbuilding and its subsidiaries (NGSB or the company) is a wholly owned subsidiary of Northrop Grumman Corporation (Northrop Grumman). The company currently operates three major shipyards located in Newport News, Virginia, Pascagoula, Mississippi and Avondale, Louisiana but plans to wind down its shipbuilding operations at the Avondale, Louisiana facility in 2013 (see Note 4).

The company's business is organized into two operating segments, Gulf Coast and Newport News. Through its Gulf Coast shipyards, the company currently is the sole supplier and builder of amphibious assault and expeditionary ships to the U.S. Navy, currently the sole builder of National Security Cutters for the U.S. Coast Guard, one of only two companies that currently builds the U.S. Navy's current fleet of DDG-51 Arleigh Burke-class destroyers, and one of the nation's leading service providers of life cycle support of major surface ship programs for the U.S. Navy and U.S. Coast Guard. Through its Newport News shipyard, the company is the nation's sole industrial designer, builder, and refueler of nuclear-powered aircraft carriers, and one of only two companies currently capable of designing and building nuclear-powered submarines for the U.S. Navy. As prime contractor, principal subcontractor, or partner, NGSB participates in many high-priority defense technology programs in the U.S. The company conducts most of its business with the U.S. Government, principally the Department of Defense (DoD).

Strategic Actions—Northrop Grumman announced in July 2010 that it will evaluate whether a separation of NGSB would be in the best interests of Northrop Grumman shareholders, customers, and employees. Strategic alternatives for NGSB include, but are not limited to, a spin-off to Northrop Grumman shareholders. Northrop Grumman believes that separating NGSB from Northrop Grumman will benefit both Northrop Grumman and the shipbuilding business by better aligning management's attention and investment resources to pursue opportunities in their respective markets and more actively manage their cost structures.